Long-term interest bearing debt - Maturities of Outstanding Debt (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
December 31, 2017	$ 1,084.8
December 31, 2018	222.2
December 31, 2019	857.3
December 31, 2020	0.0
December 31, 2021	0.0
December 31, 2022	125.0
Total debt principal outstanding	$ 2,289.3